Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	UNISYS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8729
Entity Tax Identification Number	38-0387840
Entity Address, Address Line One	801 Lakeview Drive, Suite 100
Entity Address, City or Town	Blue Bell,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19422
City Area Code	215
Local Phone Number	986-4011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01
Trading Symbol	UIS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000746838
Amendment Flag	false